Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

May 31, 2021

GEI-QTLY-0721
1.850083.114

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Entertainment - 1.9%
Activision Blizzard, Inc.	40,378	$3,926,761
Electronic Arts, Inc.	59,814	8,549,215
Netflix, Inc. (a)	31,327	15,751,529
Roku, Inc. Class A (a)	2,468	855,680
Spotify Technology SA (a)	5,442	1,314,624
		30,397,809
Interactive Media & Services - 10.3%
Alphabet, Inc.:
Class A (a)	21,175	49,906,299
Class C (a)	17,761	42,831,717
Facebook, Inc. Class A (a)	187,920	61,774,942
Pinterest, Inc. Class A (a)	124,273	8,115,027
		162,627,985

TOTAL COMMUNICATION SERVICES		193,025,794

CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.1%
Gentex Corp.	27,513	976,712
Automobiles - 2.3%
Tesla, Inc. (a)	58,960	36,862,971
Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc. (a)	25,898	3,244,242
International Game Technology PLC (a)	69,712	1,691,213
McDonald's Corp.	35,476	8,297,482
Scientific Games Corp. Class A (a)	129,322	9,381,018
Starbucks Corp.	6,633	755,366
Travel+Leisure Co.	49,850	3,247,728
Wendy's Co. (b)	101,762	2,362,914
Wingstop, Inc.	37,298	5,321,679
Yum! Brands, Inc.	39,967	4,794,841
		39,096,483
Household Durables - 1.1%
D.R. Horton, Inc.	24,934	2,375,961
NVR, Inc. (a)	1,330	6,500,016
PulteGroup, Inc.	150,632	8,705,023
TopBuild Corp. (a)	683	135,268
		17,716,268
Internet & Direct Marketing Retail - 7.4%
Amazon.com, Inc. (a)	33,197	106,996,255
eBay, Inc.	119,835	7,295,555
Etsy, Inc. (a)	16,799	2,767,299
Wayfair LLC Class A (a)(b)	1,559	477,896
		117,537,005
Leisure Products - 0.1%
Polaris, Inc.	16,695	2,190,718
Specialty Retail - 3.0%
L Brands, Inc.	99,550	6,955,559
Lowe's Companies, Inc.	99,720	19,428,448
O'Reilly Automotive, Inc. (a)	20,902	11,185,078
The Home Depot, Inc.	30,148	9,614,499
		47,183,584
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	37,451	3,791,539
Deckers Outdoor Corp. (a)	9,092	3,049,820
NIKE, Inc. Class B	93,654	12,780,025
		19,621,384

TOTAL CONSUMER DISCRETIONARY		281,185,125

CONSUMER STAPLES - 3.5%
Beverages - 1.9%
Monster Beverage Corp. (a)	80,654	7,603,253
PepsiCo, Inc.	26,303	3,891,266
The Coca-Cola Co.	327,814	18,124,836
		29,619,355
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	12,669	4,792,303
Sprouts Farmers Market LLC (a)(b)	146,782	3,904,401
Walmart, Inc.	43,858	6,229,152
		14,925,856
Household Products - 0.7%
Colgate-Palmolive Co.	88,988	7,455,415
Procter & Gamble Co.	27,244	3,673,853
		11,129,268
Personal Products - 0.0%
MediFast, Inc.	1,678	557,516

TOTAL CONSUMER STAPLES		56,231,995

ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Championx Corp. (a)(b)	18,744	496,716
Halliburton Co.	158,597	3,560,503
Schlumberger Ltd.	24,249	759,721
		4,816,940
Oil, Gas & Consumable Fuels - 0.8%
EOG Resources, Inc.	101,904	8,186,967
Pioneer Natural Resources Co.	30,684	4,669,798
		12,856,765

TOTAL ENERGY		17,673,705

FINANCIALS - 1.0%
Capital Markets - 0.6%
Artisan Partners Asset Management, Inc. (b)	93,524	4,777,206
LPL Financial	6,858	1,014,161
S&P Global, Inc.	9,330	3,540,455
		9,331,822
Consumer Finance - 0.4%
SLM Corp.	338,881	6,862,340

TOTAL FINANCIALS		16,194,162

HEALTH CARE - 13.4%
Biotechnology - 3.5%
AbbVie, Inc.	64,979	7,355,623
Amgen, Inc.	61,115	14,541,703
Biogen, Inc. (a)	29,750	7,957,530
Incyte Corp. (a)	85,335	7,149,366
Moderna, Inc. (a)	11,097	2,053,056
Regeneron Pharmaceuticals, Inc. (a)	15,040	7,556,547
Vertex Pharmaceuticals, Inc. (a)	41,017	8,557,377
		55,171,202
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp. (a)	6,200	594,580
Hologic, Inc. (a)	48,711	3,071,716
IDEXX Laboratories, Inc. (a)	17,823	9,947,195
Inari Medical, Inc.	44,797	3,895,099
Novocure Ltd. (a)(b)	16,658	3,398,232
Quidel Corp. (a)(b)	22,214	2,623,696
		23,530,518
Health Care Providers & Services - 3.1%
Amedisys, Inc. (a)	19,634	5,072,837
Anthem, Inc.	21,473	8,550,978
Cardinal Health, Inc.	3,878	217,439
Chemed Corp.	1,149	564,550
HCA Holdings, Inc.	4,217	905,769
Laboratory Corp. of America Holdings (a)	6,342	1,740,752
Select Medical Holdings Corp.	86,991	3,485,729
UnitedHealth Group, Inc.	68,811	28,344,627
		48,882,681
Health Care Technology - 0.7%
Cerner Corp.	2,006	156,970
Veeva Systems, Inc. Class A (a)	40,054	11,669,332
		11,826,302
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	430	77,400
Illumina, Inc. (a)	16,267	6,598,546
Maravai LifeSciences Holdings, Inc.	35,091	1,317,316
Mettler-Toledo International, Inc. (a)	1,216	1,581,955
Pacific Biosciences of California, Inc. (a)(b)	32,745	885,752
Thermo Fisher Scientific, Inc.	34,732	16,306,674
		26,767,643
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	193,491	12,716,229
Eli Lilly & Co.	25,176	5,028,654
Johnson & Johnson	70,789	11,981,038
Merck & Co., Inc.	211,213	16,028,955
		45,754,876

TOTAL HEALTH CARE		211,933,222

INDUSTRIALS - 5.3%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	22,868	8,740,150
Moog, Inc. Class A	28,838	2,601,188
Northrop Grumman Corp.	3,459	1,265,544
		12,606,882
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	38,773	8,320,686
Airlines - 0.4%
Southwest Airlines Co. (a)	104,006	6,392,209
Building Products - 0.7%
Masco Corp.	16,689	1,006,514
Simpson Manufacturing Co. Ltd.	52,418	5,887,590
UFP Industries, Inc.	52,152	4,147,127
		11,041,231
Commercial Services & Supplies - 0.1%
Clean Harbors, Inc. (a)	14,350	1,335,985
Construction & Engineering - 0.3%
EMCOR Group, Inc.	39,533	4,985,507
Machinery - 1.3%
Caterpillar, Inc.	36,147	8,714,319
Deere & Co.	3,268	1,180,075
Illinois Tool Works, Inc.	47,386	10,982,179
		20,876,573
Professional Services - 0.2%
CACI International, Inc. Class A (a)(b)	5,747	1,465,255
IHS Markit Ltd.	523	55,077
TriNet Group, Inc. (a)	26,992	2,033,577
		3,553,909
Road & Rail - 1.0%
Old Dominion Freight Lines, Inc.	33,026	8,766,752
Union Pacific Corp.	29,484	6,625,939
		15,392,691

TOTAL INDUSTRIALS		84,505,673

INFORMATION TECHNOLOGY - 42.0%
Electronic Equipment & Components - 0.5%
National Instruments Corp. (b)	124,404	5,075,683
Vontier Corp.	91,883	3,223,256
		8,298,939
IT Services - 7.4%
Accenture PLC Class A	22,092	6,233,479
Amdocs Ltd.	72,388	5,653,503
FleetCor Technologies, Inc. (a)	444	121,851
GoDaddy, Inc. (a)	80,831	6,544,078
Jack Henry & Associates, Inc.	8,014	1,235,358
MasterCard, Inc. Class A	71,931	25,936,880
Okta, Inc. (a)	4,517	1,004,761
PayPal Holdings, Inc. (a)	122,006	31,724,000
Square, Inc. (a)	52,528	11,688,531
The Western Union Co.	118,507	2,899,866
Visa, Inc. Class A	103,878	23,611,469
		116,653,776
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	2,456	196,676
Applied Materials, Inc.	99,850	13,792,281
Broadcom, Inc.	12,534	5,920,184
Cirrus Logic, Inc. (a)	12,107	945,193
Intel Corp.	140,762	8,040,325
Lam Research Corp.	11,290	7,336,807
NVIDIA Corp.	46,112	29,962,655
Qualcomm, Inc.	151,618	20,398,686
Texas Instruments, Inc.	81,213	15,415,852
Xilinx, Inc.	7,349	933,323
		102,941,982
Software - 17.0%
Adobe, Inc. (a)	54,812	27,657,039
Atlassian Corp. PLC (a)	20,808	4,854,090
Bill.Com Holdings, Inc. (a)	973	144,899
Box, Inc. Class A (a)(b)	317,653	7,404,491
Crowdstrike Holdings, Inc. (a)	12,741	2,830,413
Datadog, Inc. Class A (a)	2,935	267,232
DocuSign, Inc. (a)	14,814	2,986,799
Dropbox, Inc. Class A (a)	333,153	9,111,735
Fair Isaac Corp. (a)	762	385,618
FireEye, Inc. (a)	73,557	1,645,470
Fortinet, Inc. (a)	47,962	10,481,615
HubSpot, Inc. (a)	15,281	7,707,431
Intuit, Inc.	7,424	3,259,804
Microsoft Corp.	559,143	139,606,824
Oracle Corp.	132,482	10,431,633
Qualys, Inc. (a)(b)	17,190	1,661,929
Salesforce.com, Inc. (a)	30,014	7,146,333
ServiceNow, Inc. (a)	29,250	13,860,990
Slack Technologies, Inc. Class A (a)	3,433	151,189
Synopsys, Inc. (a)	6,339	1,612,261
Workday, Inc. Class A (a)	44,657	10,213,949
Zoom Video Communications, Inc. Class A (a)	17,974	5,958,920
Zscaler, Inc. (a)	1,658	321,984
		269,702,648
Technology Hardware, Storage & Peripherals - 10.6%
Apple, Inc.	1,284,604	160,074,500
NetApp, Inc.	103,102	7,977,002
		168,051,502

TOTAL INFORMATION TECHNOLOGY		665,648,847

MATERIALS - 1.1%
Chemicals - 0.1%
NewMarket Corp.	3,627	1,244,895
Construction Materials - 0.5%
Vulcan Materials Co.	46,364	8,499,448
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	177,461	7,581,134

TOTAL MATERIALS		17,325,477

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	22,764	5,815,291
National Storage Affiliates Trust	61,140	2,818,554
Potlatch Corp.	12,914	777,423
Public Storage	36,299	10,253,742
SBA Communications Corp. Class A	22,971	6,848,115
		26,513,125
Real Estate Management & Development - 0.2%
eXp World Holdings, Inc. (a)(b)	84,513	2,726,389

TOTAL REAL ESTATE		29,239,514

TOTAL COMMON STOCKS
(Cost $844,419,709)		1,572,963,514

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.03% (c)	12,623,011	12,625,536
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	17,582,717	17,584,475
TOTAL MONEY MARKET FUNDS
(Cost $30,210,011)		30,210,011
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $874,629,720)		1,603,173,525
NET OTHER ASSETS (LIABILITIES) - (1.0)%(e)		(16,470,052)
NET ASSETS - 100%		$1,586,703,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	65	June 2021	$13,657,800	$616,038	$616,038

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $726,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,379
Fidelity Securities Lending Cash Central Fund	8,290
Total	$14,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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